ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 1,136	$ 2,706
Other comprehensive income (loss)		$ (148)	$ 140	153	53
Ending balance		1,332	2,699	1,332	2,699
Accumulated other comprehensive income (loss)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[1]			(408)	(455)
Other comprehensive income (loss)	[1]			46	7
Ending balance	[1]	(362)	(448)	(362)	(448)
Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(440)	(371)
Other comprehensive income (loss)				(18)	(15)
Ending balance		(458)	(386)	(458)	(386)
Other
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				32	(84)
Other comprehensive income (loss)				64	22
Ending balance		$ 96	$ (62)	$ 96	$ (62)

[1]	See Note 17 for additional information.